Vanguard® Short-Term Treasury Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (97.7%)
U.S. Government Securities (80.7%)
[1,2]	United States Treasury Note/Bond	4.375%	12/15/2026	384,364	387,052
	United States Treasury Note/Bond	1.250%	12/31/2026	88,000	85,556
	United States Treasury Note/Bond	4.250%	12/31/2026	100,000	100,594
	United States Treasury Note/Bond	4.125%	1/31/2027	227,000	228,144
	United States Treasury Note/Bond	4.125%	2/28/2027	311,500	313,289
	United States Treasury Note/Bond	0.500%	4/30/2027	89,630	85,569
	United States Treasury Note/Bond	4.375%	7/15/2027	49,600	50,206
	United States Treasury Note/Bond	0.375%	7/31/2027	112,450	106,331
	United States Treasury Note/Bond	3.875%	7/31/2027	90,000	90,383
	United States Treasury Note/Bond	3.750%	8/15/2027	60,070	60,199
	United States Treasury Note/Bond	0.500%	8/31/2027	107,750	101,870
	United States Treasury Note/Bond	3.125%	8/31/2027	63,300	62,754
	United States Treasury Note/Bond	0.375%	9/30/2027	46,974	44,201
	United States Treasury Note/Bond	3.500%	9/30/2027	6,000	5,989
	United States Treasury Note/Bond	4.125%	9/30/2027	3,000	3,028
	United States Treasury Note/Bond	3.875%	10/15/2027	70,000	70,353
	United States Treasury Note/Bond	0.500%	10/31/2027	85,000	79,973
	United States Treasury Note/Bond	3.500%	10/31/2027	160,000	159,700
	United States Treasury Note/Bond	4.125%	10/31/2027	55,000	55,546
	United States Treasury Note/Bond	4.125%	11/15/2027	129,400	130,714
	United States Treasury Note/Bond	3.875%	12/31/2027	70,000	70,402
	United States Treasury Note/Bond	4.250%	1/15/2028	134,000	135,811
	United States Treasury Note/Bond	0.750%	1/31/2028	59,400	55,785
	United States Treasury Note/Bond	4.250%	2/15/2028	43,000	43,606
	United States Treasury Note/Bond	1.250%	3/31/2028	112,600	106,543
	United States Treasury Note/Bond	3.750%	4/15/2028	24,105	24,188
[3]	United States Treasury Note/Bond	2.875%	5/15/2028	21,200	20,832
	United States Treasury Note/Bond	3.750%	5/15/2028	105,500	105,892
	United States Treasury Note/Bond	1.250%	5/31/2028	71,000	66,923
	United States Treasury Note/Bond	4.000%	6/30/2028	450	455
	United States Treasury Note/Bond	4.375%	8/31/2028	82,000	83,669
	United States Treasury Note/Bond	1.250%	9/30/2028	93,132	87,122
	United States Treasury Note/Bond	1.375%	10/31/2028	114,075	106,901
	United States Treasury Note/Bond	4.875%	10/31/2028	62,330	64,551
	United States Treasury Note/Bond	1.500%	11/30/2028	110,500	103,732
	United States Treasury Note/Bond	4.375%	11/30/2028	49,100	50,174
[3]	United States Treasury Note/Bond	3.750%	12/31/2028	132,000	132,526
	United States Treasury Note/Bond	1.750%	1/31/2029	39,000	36,785
	United States Treasury Note/Bond	4.000%	1/31/2029	120,000	121,359
	United States Treasury Note/Bond	2.375%	3/31/2029	126,500	121,440
	United States Treasury Note/Bond	4.125%	3/31/2029	159,900	162,411
	United States Treasury Note/Bond	3.250%	6/30/2029	126,200	124,494
	United States Treasury Note/Bond	4.250%	6/30/2029	101,000	103,083
	United States Treasury Note/Bond	2.625%	7/31/2029	31,000	29,893
	United States Treasury Note/Bond	3.625%	8/31/2029	70,600	70,517
	United States Treasury Note/Bond	3.500%	9/30/2029	25,000	24,857
	United States Treasury Note/Bond	4.000%	10/31/2029	30,000	30,373
	United States Treasury Note/Bond	4.125%	10/31/2029	62,000	63,051
	United States Treasury Note/Bond	4.250%	1/31/2030	74,200	75,852
	United States Treasury Note/Bond	4.000%	3/31/2030	60,000	60,764
	United States Treasury Note/Bond	3.875%	4/30/2030	30,000	30,234
	United States Treasury Note/Bond	3.750%	5/31/2030	10,000	10,023
	United States Treasury Note/Bond	3.625%	8/31/2030	25,000	24,914
	United States Treasury Note/Bond	3.625%	9/30/2030	25,000	24,910
	United States Treasury Note/Bond	3.625%	10/31/2030	50,000	49,812
					4,645,335
Agency Bonds and Notes (1.6%)
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	71,700	60,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	35,000	29,439
					90,361
Conventional Mortgage-Backed Securities (15.1%)
[4,5]	Fannie Mae Pool	1.080%	12/1/2027	8,703	8,220
[4,5]	Fannie Mae Pool	1.120%	12/1/2027	14,900	14,075
[4,5]	Fannie Mae Pool	1.160%	11/1/2026	11,300	10,970
[4,5]	Fannie Mae Pool	1.230%	6/1/2028	530	491
[4,5]	Fannie Mae Pool	1.330%	3/1/2028	44,100	41,532
[4,5,6]	Fannie Mae Pool	1.384%	12/1/2030	6,801	6,003
[4,5]	Fannie Mae Pool	1.470%	10/1/2028	8,910	8,323
[4,5]	Fannie Mae Pool	1.530%	5/1/2027	5,602	5,403
[4,5]	Fannie Mae Pool	1.540%	5/1/2028	5,650	5,332
[4,5,6]	Fannie Mae Pool	1.773%	8/1/2051	599	573
[4,5]	Fannie Mae Pool	2.140%	10/1/2029	4,314	4,024
[4,5]	Fannie Mae Pool	2.170%	3/1/2027	6,928	6,756
[4,5]	Fannie Mae Pool	2.220%	2/1/2027	8,941	8,739
[4,5]	Fannie Mae Pool	2.280%	11/1/2026	2,950	2,897
[4,5]	Fannie Mae Pool	2.360%	11/1/2026	3,540	3,479
[4,5]	Fannie Mae Pool	2.450%	10/1/2026	2,475	2,437
[4,5]	Fannie Mae Pool	2.550%	12/1/2029	1,181	1,114
[4,5]	Fannie Mae Pool	2.680%	6/1/2028	19,600	19,009
[4,5]	Fannie Mae Pool	2.830%	12/1/2026	5,176	5,108
[4,5]	Fannie Mae Pool	2.840%	9/1/2027	8,740	8,572
[4,5]	Fannie Mae Pool	2.914%	1/1/2028	5,289	5,182
[4,5]	Fannie Mae Pool	2.940%	4/1/2027	5,880	5,794
[4,5]	Fannie Mae Pool	2.970%	12/1/2027	3,221	3,161
[4,5]	Fannie Mae Pool	3.000%	10/1/2027	1,424	1,398
[4,5]	Fannie Mae Pool	3.020%	3/1/2028	400	392
[4,5]	Fannie Mae Pool	3.050%	5/1/2028–4/1/2029	5,795	5,657
[4,5]	Fannie Mae Pool	3.140%	3/1/2027	5,500	5,436
[4,5]	Fannie Mae Pool	3.160%	1/1/2027	5,500	5,443
[4,5]	Fannie Mae Pool	3.290%	4/1/2027	1,100	1,089
[4,5]	Fannie Mae Pool	3.320%	7/1/2029	1,200	1,171
[4,5]	Fannie Mae Pool	3.485%	4/1/2028	700	692
[4,5]	Fannie Mae Pool	3.790%	1/1/2029	6,800	6,744
[4,5]	Fannie Mae Pool	3.840%	12/1/2028	11,100	11,048
[4,5]	Fannie Mae Pool	4.010%	10/1/2030	11,830	11,768
[4,5]	Fannie Mae Pool	4.070%	8/1/2030	7,840	7,830
[4,5]	Fannie Mae Pool	4.150%	8/1/2030	18,622	18,631
[4,5]	Fannie Mae Pool	4.180%	8/1/2030	11,540	11,570
[4,5]	Fannie Mae Pool	4.190%	4/1/2030–7/1/2030	18,587	18,656
[4,5]	Fannie Mae Pool	4.200%	8/1/2030	15,411	15,465
[4,5]	Fannie Mae Pool	4.220%	9/1/2030	30,440	30,600
[4,5]	Fannie Mae Pool	4.230%	5/1/2030	17,360	17,445
[4,5]	Fannie Mae Pool	4.255%	8/1/2030	10,110	10,170
[4,5]	Fannie Mae Pool	4.260%	9/1/2030	4,370	4,397
[4,5]	Fannie Mae Pool	4.290%	4/1/2030	16,020	16,139
[4,5]	Fannie Mae Pool	4.305%	9/1/2030	6,460	6,484
[4,5]	Fannie Mae Pool	4.310%	8/1/2030	17,000	17,141
[4,5]	Fannie Mae Pool	4.340%	9/1/2030	5,620	5,672
[4,5]	Fannie Mae Pool	4.390%	5/1/2030	10,711	10,821
[4,5]	Fannie Mae Pool	4.420%	7/1/2030	9,750	9,876
[4,5]	Fannie Mae Pool	4.430%	8/1/2028	1,100	1,112
[4,5]	Fannie Mae Pool	4.490%	9/1/2030	12,711	12,918
[4,5]	Fannie Mae Pool	4.510%	9/1/2030	9,570	9,701
[4,5]	Fannie Mae Pool	4.530%	1/1/2030	4,000	4,062
[4,5,6]	Fannie Mae Pool	4.551%	10/1/2055	4,206	4,203
[4,5]	Fannie Mae Pool	4.600%	11/1/2029	1,900	1,937
[4,5,6]	Fannie Mae Pool	4.625%	8/1/2055	1,494	1,500
[4,5]	Fannie Mae Pool	4.700%	7/1/2028–1/1/2030	9,290	9,470
[4,5]	Fannie Mae Pool	4.710%	2/1/2030	4,100	4,194
[4,5]	Fannie Mae Pool	4.720%	8/1/2030	22,225	22,740
[4,5]	Fannie Mae Pool	4.910%	12/1/2028	17,320	17,720
[4,5,6]	Fannie Mae Pool	5.004%	11/1/2055	4,200	4,240
[4,5,6]	Fannie Mae Pool	5.080%	4/1/2029–9/1/2055	16,133	16,515
[4,5]	Fannie Mae Pool	5.090%	11/1/2028	6,633	6,812
[4,5,6]	Fannie Mae Pool	5.110%	10/1/2055	770	779
[4,5,6]	Fannie Mae Pool	5.140%	9/1/2055	1,639	1,662
[4,5]	Fannie Mae Pool	5.220%	6/1/2029	3,568	3,685

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]		Fannie Mae Pool	5.423%	9/1/2055	9,208	9,364
[4,5]		Fannie Mae Pool	5.470%	6/1/2029	3,727	3,889
[4,5,6]		Fannie Mae Pool	5.699%	9/1/2055	10,372	10,620
[4,5]		Freddie Mac Gold Pool	2.500%	4/1/2032–7/1/2033	10,450	10,075
[4,5,6]		Freddie Mac Non Gold Pool	4.561%	10/1/2055	1,370	1,366
[4,5,6]		Freddie Mac Non Gold Pool	4.818%	9/1/2055	3,784	3,795
[4,5,6]		Freddie Mac Non Gold Pool	4.960%	11/1/2055	640	646
[4,5,6]		Freddie Mac Non Gold Pool	5.026%	9/1/2055	941	949
[4,5,6]		Freddie Mac Non Gold Pool	5.100%	11/1/2055	1,130	1,141
[4,5,6]		Freddie Mac Non Gold Pool	5.129%	9/1/2055	19,355	19,558
[4,5,6]		Freddie Mac Non Gold Pool	5.178%	10/1/2055	889	898
[4,5,6]		Freddie Mac Non Gold Pool	5.259%	10/1/2055	450	455
[4,5,6]		Freddie Mac Non Gold Pool	5.296%	9/1/2055	1,129	1,143
[4,5,6]		Freddie Mac Non Gold Pool	5.309%	11/1/2055	510	515
[4,5,6]		Freddie Mac Non Gold Pool	5.317%	9/1/2055	1,064	1,077
[4,5,6]		Freddie Mac Non Gold Pool	5.334%	9/1/2055	13,887	14,076
[4,5,6]		Freddie Mac Non Gold Pool	5.365%	10/1/2055	530	535
[4,5]		Freddie Mac Pool	1.050%	10/1/2027	17,110	16,144
[4,5]		Freddie Mac Pool	1.180%	5/1/2027	3,472	3,329
[4,5]		Freddie Mac Pool	1.250%	4/1/2027	11,626	11,186
[4,5]		Freddie Mac Pool	2.060%	10/1/2026	6,977	6,845
[4,5]		Freddie Mac Pool	2.100%	11/1/2026	2,580	2,528
[4,5]		Freddie Mac Pool	2.120%	10/1/2026	6,267	6,152
[4,5]		Freddie Mac Pool	4.000%	4/1/2030	14,100	14,051
[4,5]		Freddie Mac Pool	4.150%	2/1/2030	9,800	9,813
[4,5]		Freddie Mac Pool	4.250%	4/1/2030	4,200	4,214
[4,5]		Freddie Mac Pool	4.290%	3/1/2030	4,990	5,028
[4,6]		Ginnie Mae II Pool	4.500%	9/20/2055	2,557	2,554
[4,5]		UMBS Pool	1.500%	11/1/2030–3/1/2032	83,508	79,203
[4,5]		UMBS Pool	2.000%	2/1/2031–10/1/2031	78,324	75,075
[4,5]		UMBS Pool	2.500%	1/1/2032–1/1/2033	1,129	1,088
						869,491
Nonconventional Mortgage-Backed Securities (0.3%)
[4,5]		Fannie Mae REMICS	1.750%	5/25/2041	9,217	8,410
[4,5]		Fannie Mae REMICS	5.000%	2/25/2040	2,787	2,840
[4,5,6]		Freddie Mac REMICS	3.000%	12/25/2049	658	570
[4,5,6]		Freddie Mac REMICS	3.500%	2/25/2052	2,633	2,321
[4,6]		Ginnie Mae REMICS	2.500%	5/20/2051	2,264	1,890
[4,6]		Ginnie Mae REMICS	3.000%	12/20/2051	981	852
						16,883
Total U.S. Government and Agency Obligations (Cost $5,596,308)						5,622,070
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[4,5,6]		Fannie Mae-Aces Class A2 Series 2017-M12	3.061%	6/25/2027	1,495	1,472
[4,5,6]		Fannie Mae-Aces Class A2 Series 2018-M13	3.750%	9/25/2030	1,959	1,936
[4,5,6]		Fannie Mae-Aces Class A2 Series 2024-M6	2.904%	7/25/2027	1,800	1,770
[4,5,7]		Fannie Mae-Aces Class A2 Series 2025-M5	1.843%	11/25/2031	15,570	13,748
[4,5,6]		Freddie Mac Multiclass Certificates Class A1 Series 2021-P007	1.097%	11/25/2027	4,752	4,490
[4,5,6,8]		FREMF Mortgage Trust Class A2 Series K549	4.340%	9/25/2030	19,830	20,056
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $43,505)						43,472
					Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[9]		Vanguard Market Liquidity Fund (Cost $23,872)	4.141%		238,734	23,874
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	18,800	120

		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	31,000	742
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	4,800	14
Total Options Purchased (Cost $1,160)						876
Total Investments (98.9%) (Cost $5,664,845)						5,690,292
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.5%)
[4,5,8]	UMBS Pool		5.000%	11/13/2055	(70,234)	(69,582)
[4,5,8]	UMBS Pool		5.500%	11/15/2054	(73,450)	(74,213)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $143,395)						(143,795)
Other Assets and Liabilities—Net (3.6%)						205,366
Net Assets (100%)						5,751,863
Cost is in $000.
1	Securities with a value of $3,060 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,834 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $552 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	18,800	(25)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	26,100	(850)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	4,800	(101)
Total Options Written (Premiums Received $1,469)					(976)
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	3,426	713,438	(827)
10-Year U.S. Treasury Note	December 2025	833	93,856	(300)
Long U.S. Treasury Bond	December 2025	56	6,570	(28)
Ultra 10-Year U.S. Treasury Note	December 2025	125	14,436	(132)
Ultra Long U.S. Treasury Bond	December 2025	50	6,064	(19)
				(1,306)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(4,416)	(482,276)	2,293
				987

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/10/2029	9/10/2027[1]	15,200	3.072[2]	(0.000)[3]	(65)	(65)
9/24/2029	9/22/2027[1]	16,500	3.221[2]	(0.000)[3]	(27)	(27)
9/10/2032	9/10/2027[1]	12,800	0.000[3]	(3.349)[2]	102	102
9/22/2032	9/22/2027[1]	13,800	0.000[3]	(3.465)[2]	44	44
10/24/2035	N/A	11,876	0.000[4]	(2.480)[5]	25	25
10/24/2035	N/A	2,638	0.000[4]	(2.472)[5]	7	7
10/24/2035	N/A	2,638	0.000[4]	(2.492)[5]	3	3
10/24/2035	N/A	2,638	0.000[4]	(2.479)[5]	6	6
10/27/2035	N/A	6,599	0.000[4]	(2.505)[5]	(1)	(1)
10/27/2035	N/A	2,639	0.000[4]	(2.502)[5]	—	—
10/30/2035	N/A	4,000	0.000[4]	(2.475)[5]	9	9
9/10/2037	9/10/2027[1]	3,500	3.733[2]	(0.000)[3]	(31)	(31)
9/22/2037	9/22/2027[1]	3,800	3.804[2]	(0.000)[3]	(14)	(14)
10/18/2040	10/18/2030[1]	12,400	0.000[3]	(4.100)[2]	93	93
11/16/2043	12/31/2025[1]	9,000	3.918[2]	(0.000)[3]	(43)	(43)
11/16/2043	12/31/2025[1]	7,000	0.000[3]	(3.914)[2]	37	37
11/16/2043	12/31/2025[1]	6,500	0.000[3]	(3.868)[2]	72	72
11/16/2043	12/31/2025[1]	2,200	3.955[2]	(0.000)[3]	—	—
11/16/2043	12/31/2025[1]	2,200	3.927[2]	(0.000)[3]	(8)	(8)
10/18/2045	10/18/2035[1]	13,800	4.358[2]	(0.000)[3]	(68)	(68)
					141	141
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid annually.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Interest payment received/paid at maturity.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,622,070	—	5,622,070
Asset-Backed/Commercial Mortgage-Backed Securities	—	29,724	13,748	43,472
Temporary Cash Investments	23,874	—	—	23,874
Options Purchased	—	876	—	876
Total	23,874	5,652,670	13,748	5,690,292
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(143,795)	—	(143,795)
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,293	—	—	2,293
Swap Contracts[1]	—	398	—	398
Total	2,293	398	—	2,691
Liabilities
Options Written	—	(976)	—	(976)
Futures Contracts	(1,306)	—	—	(1,306)
Swap Contracts	—	(257)	—	(257)
Total	(1,306)	(1,233)	—	(2,539)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.